Consolidated Condensed Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,861,347,822	$ 71,073,024	$ 4,424,805
Certificates of deposits			770,799
Trade and other receivables	28,458,817	749,677	984,547
Convertible note proceeds receivable		15,171,072
Assets held for sale	1,170,289	1,135,490
Other current assets	47,196,444	288,191	30,018
Total current assets	1,938,173,372	88,417,454	6,210,169
Property and equipment, net	26,323,307	15,207,775	4,576,105
Right of use assets, net	6,889,203	7,140,877	935,336
Equipment, software and lease prepayments	302,647,678
Digital assets			721,664
Intangible assets, net			1,658,963
Certificates of deposits	12,748,105	915,397
Other long-term assets	16,512,329	3,414,432
Goodwill	18,044,215	18,044,215	18,044,215
TOTAL ASSETS	2,321,338,209	133,140,150	32,146,452
Current liabilities
Trade and other payables	32,407,955	3,433,320	957,829
Customer deposits	143,879,911
Warrant liability	6,145,450	890,000
Note payable	6,025	2,254,968	5,435
Convertible notes, current portion	20,059	129,017,286
Finance lease liabilities, current portion	1,176,406	1,072,820	186,620
Other current liabilities		2,701,932
Total current liabilities	183,635,806	139,370,326	1,149,884
Convertible notes, non-current	1,006,515,000
Finance lease liabilities, non-current	3,640,024	3,918,081	760,087
Deferred tax liabilities			327,535
TOTAL LIABILITIES	1,193,790,830	143,288,407	2,237,506
Stockholders’ equity (deficit):
Additional paid-in capital	1,624,995,090	33,861,613	33,304,160
Accumulated deficit	(491,747,880)	(43,529,190)	(3,905,281)
Accumulated other comprehensive loss	(3,418,013)	(372,992)	423,858
Noncontrolling interest	(2,285,399)	(108,885)	86,096
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	1,127,547,379	(10,148,257)	29,908,945
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	2,321,338,209	133,140,150	32,146,452
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, value			2
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred Stock, value			3
Common Class A [Member]
Stockholders’ equity (deficit):
Common Stock, value	3,567	1,183	107
Common Class B [Member]
Stockholders’ equity (deficit):
Common Stock, value	$ 14	$ 14